Share-Based Payments and Other Executive Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	764,182
Restricted stock expired/forfeited/cancelled (in shares)	(114,750)
Share-based compensation cost	$ 3.1	$ 2.8	$ 1.6
Weighted average fair value of units granted (in dollars per share)	$ 5.95	$ 9.30	$ 8.75
Weighted average expense recognition period (in years)	10 months 24 days
Unrecognized compensation expense for unvested stock options	$ 3.3
Weighted average remaining contractual life of stock options	7 years 9 months 18 days
Stock units outstanding	50,376	42,659	36,257
The Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period after grant issued	10 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	590,483
Restricted Stock and RSU Granted [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock expired/forfeited/cancelled (in shares)	(21,655)
Restricted stock granted (in shares)	291,075
Weighted average grant date fair value (in dollars per share)	$ 10.87	$ 16.59
Weighted average fair value of units granted (in dollars per share)	9.32
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of units granted (in dollars per share)	$ 9.32
Unrecognized compensation expense	$ 2.0
Weighted average expense recognition period (in years)	1 year 7 months 6 days
Maximum percentage of qualified remuneration	50.00%